REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of geographic revenues are presented according to customers' location

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
EMEA[1]	$428.5	$413.0	$1,022.2	$1,003.0
Americas[2]	487.8	455.0	1,274.6	1,237.7
Greater China[3]	312.9	200.5	914.2	595.3
Asia Pacific[4]	124.6	84.6	336.8	236.9
Total	$1,353.8	$1,153.1	$3,547.8	$3,072.9
[1]Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in France, Germany, the UK, Austria, Switzerland, Sweden, Norway, Italy and Spain. No country in the region generated more than 10% of the total Group revenue in any of the periods presented.
[2]Consists of the United States, Canada and certain countries in Latin America. Revenue generated in the United States comprised 27% and 29% of the total Group revenue for the three months ended September 30, 2024, and 2023, respectively, and 27% and 31% of the total Group revenue for the nine months ended September 30, 2024, and 2023, respectively. Except for the United States, no country in the region generated more than 10% of the total Group revenue in any of the periods presented.
[3]Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 22% and 17% of the total Group revenue for the three months ended September 30, 2024, and 2023, respectively, and 24% and 18% of the total Group revenue for the nine months ended September 30, 2024, and 2023, respectively. Except for Mainland China, no country in the region generated more than 10% of the total Group revenue in any of the periods presented.
[4]Excludes Greater China. The Company has its own sales companies in Japan, South Korea, Australia and Malaysia. No country in the region generated more than 10% of the total Group revenue in any of the periods presented.

Schedule of breakdown of revenue by segments and channels

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Technical Apparel	$520.0	$388.7	$1,449.3	$1,054.7
Outdoor Performance	533.6	494.6	1,241.2	1,148.6
Ball & Racquet Sports	300.2	269.8	857.3	869.6
Total	$1,353.8	$1,153.1	$3,547.8	$3,072.9

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Wholesale	$874.0	$812.0	$2,113.6	$2,052.8
DTC	479.8	341.1	1,434.2	1,020.1
Total	$1,353.8	$1,153.1	$3,547.8	$3,072.9